PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
Plant and equipment continuity
	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance-January 1, 2020	$104,587	$906	$179,481	$284,974
Additions	16	26	262	304
Disposals	(60)	(41)	-	(101)
Reclamation adjustment (note 14)	1,544	-	-	1,544
Balance-December 31, 2020	$106,087	$891	$179,743	$286,721

Additions	1,173	83	46	1,302
Disposals	(466)	(21)	-	(487)
Recoveries	-	-	(1)	(1)
Reclamation adjustment (note 14)	(1,111)	-	-	(1,111)
Balance-December 31, 2021	$105,683	$953	$179,788	$286,424

Accumulated amortization, depreciation:
Balance-January 1, 2020	$(27,518)	$(197)	$-	$(27,715)
Amortization	(243)	-	-	(243)
Depreciation	(2,037)	(198)	-	(2,235)
Disposals	60	39	-	99
Reclamation adjustment (note 14)	243	-	-	243
Balance-December 31, 2020	$(29,495)	$(356)	$-	$(29,851)

Amortization	(280)	-	-	(280)
Depreciation	(2,391)	(203)	-	(2,594)
Disposals	466	17	-	483
Reclamation adjustment (note 14)	280	-	-	280
Balance-December 31, 2021	$(31,420)	$(542)	$-	$(31,962)

Carrying value:
Balance-December 31, 2020	$76,592	$535	$179,743	$256,870
Balance-December 31, 2021	$74,263	$411	$179,788	$254,462